Commitments and contingencies (Q3) (Details)									1 Months Ended	9 Months Ended
	Mar. 17, 2025 USD ($) shares	Nov. 13, 2024 USD ($)	Nov. 06, 2024 USD ($) $ / shares	Oct. 29, 2024 shares	Feb. 16, 2024 USD ($)	Sep. 22, 2023 shares	Aug. 22, 2023 shares	Aug. 04, 2023 shares	Mar. 31, 2025 shares	Apr. 30, 2025 USD ($) Lawsuit	Jul. 31, 2024 USD ($)	Jul. 08, 2024 USD ($)	Sep. 12, 2023 USD ($)
Other Commitments [Abstract]
Accrued annual fee payable										$ 6,243,369	$ 492,925
Consideration to be paid			$ 125,000
Number of shares issued (in shares) | shares				91,760		25,489	63,722	91,760
Number of pending or threatened lawsuits | Lawsuit										0
Helena Global Investment Opportunities I Ltd [Member]
Other Commitments [Abstract]
Consideration to be paid	$ 125,000
Number of trading days			5 days
Share price (in dollars per share) | $ / shares			$ 0.75
Number of shares issued (in shares) | shares	166,667								1,606,000
Focus Impact Partners [Member] | Strategic Consulting Agreement [Member]
Other Commitments [Abstract]
Annual consulting fee		$ 500,000
Quarterly consulting fee		125,000
Minimum equity and debt financing		$ 5,000,000
Agreement term		3 years
Advance notice period for termination of agreement		120 days
Agreement extension term		1 year
Strategic Partnership Agreement [Member] | Devvio Inc. [Member]
Other Commitments [Abstract]
Minimum advance of royalty to be paid by August 1, 2024 and August 1, 2025													$ 1,000,000
Minimum advance of royalty to be paid by August 1, 2025 and August 1, 2026													1,270,000
Minimum advance of royalty to be paid by August 1, 2026 and August 1, 2027													1,270,000
Minimum royalty advance to be paid to avoid termination of contract from Year 2027 and 2028													$ 1,000,000
Period of minimum royalty advance extended										1 year
Amended Strategic Partnership Agreement [Member] | Devvio Inc. [Member]
Other Commitments [Abstract]
Minimum advance of royalty to be paid by August 1, 2024 and August 1, 2025												$ 1,000,000
Minimum advance of royalty to be paid by August 1, 2025 and August 1, 2026												1,270,000
Minimum advance of royalty to be paid by August 1, 2026 and August 1, 2027												1,270,000
Minimum royalty advance to be paid to avoid termination of contract from Year 2027 and 2028												$ 1,000,000
Licensing Agreements [Member] | Greenlines Technology Inc. [Member]
Other Commitments [Abstract]
Payment of purchase commitment					$ 42,000
Period for closing of business combination agreement					15 days
Annual fee for use of licensed technology					$ 12,000
Accrued annual fee payable										$ 4,000